Employee Benefits (Details 1) - TWD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Net Defined Benefit Plan, Balance
Net defined benefit (liability) asset	$ (921,486)	$ (753,673)
Net defined benefit obligation, included in profit or loss
Service cost	(6,242)	(18,227)
Interest cost	(53,624)	(53,959)
Expected return on plan assets	37,902	39,054
Net Defined Benefit Obligation, Included in profit or loss	(21,964)	(33,132)
Actuarial (loss) gain arising from:
Demographic assumptions	(21,054)	(51,349)
Financial assumptions	(126,708)	(244,142)
Experience adjustment	66,016	91,378
Return on plan assets excluding interest income	(16,345)	(21,081)
Net Defined Benefit Obligation, Included in OCI	(98,091)	(225,194)	$ (251,401)
Net Defined Benefit Plan, Other [abstract]
Contributions paid by the employer	102,870	103,761
Benefits paid	20,429	34,073
Effect of changes in exchange rates and others	2,333	(47,321)
Increase (decrease) in net defined benefit liability (asset) through other changes	125,632	90,513
Net defined benefit (liability) asset	(915,909)	(921,486)	(753,673)
Defined benefit obligation [member]
Net Defined Benefit Plan, Balance
Net defined benefit (liability) asset	(3,027,176)	(2,813,072)
Net defined benefit obligation, included in profit or loss
Service cost	(6,242)	(18,227)
Interest cost	(53,624)	(53,959)
Expected return on plan assets	0	0
Net Defined Benefit Obligation, Included in profit or loss	(59,866)	(72,186)
Actuarial (loss) gain arising from:
Demographic assumptions	(21,054)	(51,349)
Financial assumptions	(126,708)	(244,142)
Experience adjustment	66,016	91,378
Return on plan assets excluding interest income	0	0
Net Defined Benefit Obligation, Included in OCI	(81,746)	(204,113)
Net Defined Benefit Plan, Other [abstract]
Contributions paid by the employer	0	0
Benefits paid	37,528	62,516
Effect of changes in exchange rates and others	2,333	(321)
Increase (decrease) in net defined benefit liability (asset) through other changes	39,861	62,195
Net defined benefit (liability) asset	(3,128,927)	(3,027,176)	(2,813,072)
Fair value of plan assets [member]
Net Defined Benefit Plan, Balance
Net defined benefit (liability) asset	2,105,690	2,059,399
Net defined benefit obligation, included in profit or loss
Service cost	0	0
Interest cost	0	0
Expected return on plan assets	37,902	39,054
Net Defined Benefit Obligation, Included in profit or loss	37,902	39,054
Actuarial (loss) gain arising from:
Demographic assumptions	0	0
Financial assumptions	0	0
Experience adjustment	0	0
Return on plan assets excluding interest income	(16,345)	(21,081)
Net Defined Benefit Obligation, Included in OCI	(16,345)	(21,081)
Net Defined Benefit Plan, Other [abstract]
Contributions paid by the employer	102,870	103,761
Benefits paid	(17,099)	(28,443)
Effect of changes in exchange rates and others	0	(47,000)
Increase (decrease) in net defined benefit liability (asset) through other changes	85,771	28,318
Net defined benefit (liability) asset	$ 2,213,018	$ 2,105,690	$ 2,059,399